June 30, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson Document Control — EDGAR

RE:	Columbia Funds Series Trust II
Columbia 120/20 Contrarian Equity Fund
Columbia Recovery and Infrastructure Fund
Columbia Retirement Plus 2010 Fund
Columbia Retirement Plus 2015 Fund
Columbia Retirement Plus 2020 Fund
Columbia Retirement Plus 2025 Fund,
Columbia Retirement Plus 2030 Fund
Columbia Retirement Plus 2035 Fund,
Columbia Retirement Plus 2040 Fund
Columbia Retirement Plus 2045 Fund
Post-Effective Amendment No. 29
File No. 333-131683/811-21852
Dear Ms. O’Neal-Johnson:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 29 (Amendment). This Amendment was filed electronically on June 28, 2011.
If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Anna Butskaya at (612) 671-4993.
Sincerely,

/s/	Christopher O. Petersen Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.